PENSIONS - Reconciliation of Funded Status (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of funded status:
Fair value of benefit obligation	$ (34,078)	$ (47,215)	$ (54,122)
Fair value of plan assets	9,809	15,858	$ 16,864
Funded (unfunded) status at end of year	(24,269)	(31,357)
Equity securities
Reconciliation of funded status:
Fair value of plan assets	8,801	15,077
Cash
Reconciliation of funded status:
Fair value of plan assets	1,008	781
UK Scheme
Reconciliation of funded status:
Fair value of benefit obligation	(7,073)	(11,608)
Fair value of plan assets	8,801	15,077
Funded (unfunded) status at end of year	1,728	3,469
Marine Scheme
Reconciliation of funded status:
Fair value of benefit obligation	(27,005)	(35,607)
Fair value of plan assets	1,008	781
Funded (unfunded) status at end of year	$ (25,997)	$ (34,826)